Note 19 - Income Taxes - Reconciliation of the Effective Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Loss before income taxes	$ (290,840)	$ (126,440)
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%
Income tax recovery based on statutory rate	$ (77,073)	$ (33,507)
Expense (benefit) of mark to market loss and other temporary differences not recognized	90,805	40,035
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	(5,554)	(3,841)
Other permanent items	(785)	9,145
Provision for income taxes	$ 7,393	$ 11,832